Related Party Transactions - Schedule of Due from Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Due from related parties-current
Subtotal-due from related parties-current		$ 21,356	$ 13,587,536
Due to related parties-non current
Due to related parties-non current		7,602,043	7,336,833
Total		7,672,047	7,553,901
Technology service fee payable
Nature Technology service fee payable		6,848,700	22,264,768	$ 19,741,689
Loans from a related party
Loans from a related party			150,000
Repayment of loans from a related party
Repayment of loans from a related party		150,000	416,916	31,776
Zhizhen Guorui [Member]
Due from related parties-current
Other receivables-current	[1]	14,092,369	13,587,536
Technology service fee payable
Nature Technology service fee payable		180,173	699,404	661,010
Technology service fee paid
Technology service fee paid		92,499	878,512	684,412
Interest-free loans to a related party
Interest-free loans to a related party				13,896,539
Shanghai Aoshu [Member]
Due from related parties-current
Other receivables-current	[2]	20,098	19,255
Credit losses provisions [Member]
Due from related parties-current
Allowance for credit losses		(14,091,111)	(19,255)
Shanghai Shenghan [Member]
Due to related parties-current
Due to related parties-current		70,004	67,068
Technology service fee payable
Nature Technology service fee payable		3,409	7,991
Technology service fee paid
Technology service fee paid		3,409	21,888	112,980
Hui Yuan [Member]
Due to related parties-current
Due to related parties-current			150,000
Due to related parties-non current
Due to related parties-non current	[3]	7,602,043	7,336,833
Loans from a related party
Loans from a related party				400,000
Repayment of loans from a related party
Repayment of loans from a related party		474,786	812,747
Interest-free loans repayment to related parties
Interest-free loans repayment to related parties		150,000		1,355,760
Hui Yuan [Member] | Interest-free loans from Related parties [Member]
Interest-free loans from related parties
Interest-free loans from related parties			150,000
Related Party [Member]
Due to related parties-current
Due to related parties-current		70,004	217,068
Zhejiang Baiqianyin [Member]
Interest-free loans repayment to related parties
Interest-free loans repayment to related parties				141
Zhejiang Baiqianyin [Member] | Interest-free loans from Related parties [Member]
Interest-free loans from related parties
Interest-free loans from related parties				290,076
Jiaxing Chiyu Investment Partnership (limited Partnership) [Member]
Interest-free loans repayment to related parties
Interest-free loans repayment to related parties			416,916
Jiaxing Sound Core Intelligent Technology Co., LTD [Member]
Interest-free loans repayment to related parties
Interest-free loans repayment to related parties				$ 31,776

[1]	The balance consisted of: (i) On March 31, 2023, the Group entered into agreement to provide a loan to Zhizhen Guorui, an equity investment of the Group, with a maximum amount of $14,084,705 (RMB100.0 million) and interest-free. As of December 31, 2024, the actual loan provided by the Group to Zhizhen Guorui amounted to $13,480,745 (RMB98.4 million). The Group anticipates that it will be able to repay the loan within one year. For the years ended December 31, 2025, the Group made full provision of receivables based on the management’s estimation of the collectability of the receivable; (ii) As of December 31, 2024 and 2025, the prepayment of $106,791 and $21,356 to Zhizhen Guorui for the purchase of technology development service.
[2]	Other receivable from Shanghai Aoshu was the payment to an employee on behalf of Shanghai Aoshu. For the years ended December 31, 2023, 2024 and 2025, the Group made full provision of receivables from Shanghai Aoshu based on the management’s estimation of the collectability of the receivable from Shanghai Aoshu;
[3]	Hui Yuan provided several interest-free loans to the Group for its daily operation needs before 2022. In 2023, the Group entered into agreement with Hui Yuan to establish an annual interest rate for the outstanding loans. The interest shall be calculated at an annual rate of 6.8% based on the actual number of days used from January 1, 2023. The maturity of the loans from Hui Yuan will be extended based on mutual consent. As of December 31, 2024 and 2025, the corresponding balance due to Hui Yuan was $7,336,833 and $7,602,043, respectively.